UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1.   Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund II

Frontier Asset Absolute Return ETF

Ticker: FARX

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Frontier Asset Absolute Return ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://funds.frontierasset.com/absolute-return-etf. You can also request this information by contacting us at 866-326-3837.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frontier Asset Absolute Return ETF	$32	0.62%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes an excise tax fee expense. Had this expense been excluded the ratio would have been 0.60%.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$12,787,714	12	$35,001	0%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Vanguard Short-Term Bond ETF	22.0%
American Beacon AHL Trend ETF	21.0%
Harbor Commodity All Weather Strategy ETF	16.6%
WisdomTree Floating Rate Treasury Fund ETF	8.7%
iMGP DBi Managed Futures Strategy ETF	6.7%
iShares High Yield Systematic Bond ETF	4.5%
iShares U.S. Small-Capital Equity Factor ETF	4.5%
JPMorgan Ultra-Short Income ETF	4.3%
Janus Henderson AAA CLO ETF	3.4%
iShares MSCI USA Momentum Factor ETF	2.9%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-326-3837

  https://funds.frontierasset.com/absolute-return-etf

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-326-3837 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FARX-SAR-2026

The Advisors' Inner Circle Fund II

Frontier Asset Core Bond ETF

Ticker: FCBD

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Frontier Asset Core Bond ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://funds.frontierasset.com/core-bond-etf. You can also request this information by contacting us at 866-326-3837.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frontier Asset Core Bond ETF	$38	0.77%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes an excise tax fee expense. Had this expense been excluded the ratio would have been 0.60%.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$40,673,623	7	$130,329	0%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Vanguard Intermediate-Term Treasury ETF	24.9%
TCW Flexible Income ETF	24.3%
JPMorgan Core Plus Bond ETF	18.5%
Regan Floating Rate MBS ETF	10.0%
WisdomTree Floating Rate Treasury Fund ETF	9.9%
JPMorgan Ultra-Short Income ETF	6.5%
iShares Investment Grade Systematic Bond ETF	5.3%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-326-3837

  https://funds.frontierasset.com/core-bond-etf

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-326-3837 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FCBD-SAR-2026

The Advisors' Inner Circle Fund II

Frontier Asset Opportunistic Credit ETF

Ticker: FOPC

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Frontier Asset Opportunistic Credit ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://funds.frontierasset.com/opportunistic-credit-etf. You can also request this information by contacting us at 866-326-3837.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frontier Asset Opportunistic Credit ETF	$30	0.60%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$33,169,555	8	$103,169	4%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
TCW Flexible Income ETF	25.3%
Vanguard Intermediate-Term Treasury ETF	16.7%
iShares Investment Grade Systematic Bond ETF	16.1%
JPMorgan Core Plus Bond ETF	15.2%
Schwab US TIPS ETF	8.0%
iShares MBS ETF	7.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.4%
PIMCO Multisector Bond Active ETF	4.8%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-326-3837

  https://funds.frontierasset.com/opportunistic-credit-etf

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-326-3837 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FOPC-SAR-2026

The Advisors' Inner Circle Fund II

Frontier Asset Global Small Cap Equity ETF

Ticker: FGSM

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Frontier Asset Global Small Cap Equity ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://funds.frontierasset.com/global-small-cap-equity-etf. You can also request this information by contacting us at 866-326-3837.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frontier Asset Global Small Cap Equity ETF	$32	0.60%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$59,296,426	6	$182,345	3%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Avantis International Small Capital Value ETF	28.0%
iShares Core S&P Small-Capital ETF	21.9%
iShares U.S. Small-Capital Equity Factor ETF	21.8%
Avantis U.S. Small Capital Value ETF	11.7%
iShares International Small-Capital Equity Factor ETF	10.3%
Neuberger Small-Mid Capital ETF	5.9%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-326-3837

  https://funds.frontierasset.com/global-small-cap-equity-etf

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-326-3837 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FGSM-SAR-2026

The Advisors' Inner Circle Fund II

Frontier Asset Total International Equity ETF

Ticker: FINT

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Frontier Asset Total International Equity ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://funds.frontierasset.com/total-intl-equity-etf. You can also request this information by contacting us at 866-326-3837.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frontier Asset Total International Equity ETF	$32	0.60%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$69,587,916	8	$178,729	5%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Avantis Emerging Markets Equity ETF	21.8%
iShares MSCI International Quality Factor ETF	15.6%
iShares International Equity Factor ETF	15.2%
iShares Emerging Markets Equity Factor ETF	10.8%
Vanguard International Dividend Appreciation ETF	10.2%
First Eagle Overseas Equity ETF	9.9%
Cambria Foreign Shareholder Yield ETF	9.1%
Franklin International Low Volatility High Dividend Index ETF	7.2%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-326-3837

  https://funds.frontierasset.com/total-intl-equity-etf

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-326-3837 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FINT-SAR-2026

The Advisors' Inner Circle Fund II

Frontier Asset U.S. Large Cap Equity ETF

Ticker: FLCE

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Frontier Asset U.S. Large Cap Equity ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://funds.frontierasset.com/us-large-cap-equity-etf. You can also request this information by contacting us at 866-326-3837.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frontier Asset U.S. Large Cap Equity ETF	$31	0.60%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$71,340,584	7	$183,888	18%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
T Rowe Price US Equity Research ETF	26.1%
iShares U.S. Equity Factor ETF	18.8%
JPMorgan Active Value ETF	15.4%
Vanguard Dividend Appreciation ETF	12.0%
JPMorgan Active Growth ETF	11.3%
T Rowe Price Capital Appreciation Equity ETF	11.1%
GMO US Quality ETF	5.1%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-326-3837

  https://funds.frontierasset.com/us-large-cap-equity-etf

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-326-3837 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FLCE-SAR-2026

(b)	Not applicable.

Item 2.   Code of Ethics.

Not applicable for semi-annual report.

Item 3.   Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.   Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

THE ADVISORS' INNER CIRCLE FUND II

FRONTIER
ASSET MANAGEMENT

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

April 30, 2026

Investment Adviser:

Frontier Asset Management, LLC

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

April 30, 2026

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	7
Statements of Operations	9
Statements of Changes in Net Assets	11
Financial Highlights	17
Notes to Financial Statements	23
Other Information (Form N-CSRS Items 8-11)	34

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
ABSOLUTE RETURN ETF
April 30, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS

EXCHANGE-TRADED FUNDS — 99.5%

	Shares	Value
Commodity — 23.3%
Harbor Commodity All Weather Strategy ETF (1)	65,235	$2,126,009
iMGP DBi Managed Futures Strategy ETF	28,021	856,322
		2,982,331
Equity — 30.4%
American Beacon AHL Trend ETF (1)	93,191	2,686,203
iShares MSCI USA Momentum Factor ETF	1,320	374,854
iShares U.S. Small-Capital Equity Factor ETF	6,979	573,813
Vanguard Dividend Appreciation ETF	1,100	251,581
		3,886,451
Fixed Income — 43.0%
iShares High Yield Systematic Bond ETF	12,256	577,012
Janus Henderson AAA CLO ETF	8,712	440,130
JPMorgan Ultra-Short Income ETF	10,836	548,302
Vanguard Short-Term Bond ETF (1)	35,963	2,816,262
WisdomTree Floating Rate Treasury Fund ETF	22,000	1,107,700
		5,489,406
International — 2.8%
Avantis International Small Capital Value ETF	3,388	359,636
Total Exchange-Traded Funds
(Cost $11,188,659)		12,717,824

Total Investments - 99.5%
(Cost $11,188,659)		$12,717,824

Percentages are based on Net Assets of $12,787,714.

(1)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

CLO — Collateralized Loan Obligation

ETF — Exchange-Traded Fund

As of April 30, 2026, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
CORE BOND ETF
April 30, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS

EXCHANGE-TRADED FUNDS — 99.3%

	Shares	Value
Fixed Income — 99.3%
iShares Investment Grade Systematic Bond ETF	48,160	$2,172,979
JPMorgan Core Plus Bond ETF (1)	159,889	7,514,783
JPMorgan Ultra-Short Income ETF	51,952	2,628,771
Regan Floating Rate MBS ETF	157,622	4,049,309
TCW Flexible Income ETF (1)	251,040	9,880,935
Vanguard Intermediate-Term Treasury ETF (1)	170,958	10,136,100
WisdomTree Floating Rate Treasury Fund ETF	79,595	4,007,608
		40,390,485
Total Exchange-Traded Funds
(Cost $39,903,153)		40,390,485

Total Investments - 99.3%
(Cost $39,903,153)		$40,390,485

Percentages are based on Net Assets of $40,673,623.

(1)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

ETF — Exchange-Traded Fund

MBS — Mortgage-Backed Security

As of April 30, 2026, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
OPPORTUNISTIC CREDIT ETF
April 30, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS

EXCHANGE-TRADED FUNDS — 99.4%

	Shares	Value
Fixed Income — 99.4%
iShares Investment Grade Systematic Bond ETF (1)	118,112	$5,329,214
iShares MBS ETF	24,521	2,324,100
JPMorgan Core Plus Bond ETF (1)	107,010	5,029,470
PIMCO Multisector Bond Active ETF	59,860	1,583,297
Schwab US TIPS ETF	98,342	2,642,450
TCW Flexible Income ETF (1)	212,837	8,377,264
Vanguard Intermediate-Term Treasury ETF (1)	93,391	5,537,152
Vanguard Short-Term Inflation-Protected Securities ETF	42,322	2,131,336
		32,954,283
Total Exchange-Traded Funds
(Cost $32,435,223)		32,954,283

Total Investments - 99.4%
(Cost $32,435,223)		$32,954,283

Percentages are based on Net Assets of $33,169,555.

(1)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

ETF — Exchange-Traded Fund

MBS — Mortgage-Backed Security

TIPS — Treasury Inflation Protected Security

As of April 30, 2026, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
GLOBAL SMALL CAP EQUITY ETF
April 30, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS

EXCHANGE-TRADED FUNDS — 99.6%

	Shares	Value
Equity — 61.3%
Avantis U.S. Small Capital Value ETF (1)	57,619	$6,922,347
iShares Core S&P Small-Capital ETF (1)	94,640	12,975,144
iShares U.S. Small-Capital Equity Factor ETF (1)	157,553	12,954,008
Neuberger Small-Mid Capital ETF	129,923	3,505,024
		36,356,523
International — 38.3%
Avantis International Small Capital Value ETF (1)	156,201	16,580,736
iShares International Small-Capital Equity Factor ETF (1)	137,980	6,116,653
		22,697,389
Total Exchange-Traded Funds
(Cost $45,830,074)		59,053,912

Total Investments - 99.6%
(Cost $45,830,074)		$59,053,912

Percentages are based on Net Assets of $59,296,426.

(1)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

ETF — Exchange-Traded Fund

S&P — Standard & Poor's

As of April 30, 2026, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
TOTAL INTERNATIONAL EQUITY ETF
April 30, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS

EXCHANGE-TRADED FUNDS — 99.7%

	Shares	Value
International — 99.7%
Avantis Emerging Markets Equity ETF (1)	168,240	$15,202,166
Cambria Foreign Shareholder Yield ETF	162,820	6,312,531
First Eagle Overseas Equity ETF	130,303	6,868,271
Franklin International Low Volatility High Dividend Index ETF	121,485	4,977,241
iShares Emerging Markets Equity Factor ETF (1)	110,172	7,535,765
iShares International Equity Factor ETF (1)	258,752	10,603,657
iShares MSCI International Quality Factor ETF (1)	221,807	10,835,272
Vanguard International Dividend Appreciation ETF (1)	76,655	7,074,490
		69,409,393
Total Exchange-Traded Funds
(Cost $52,983,310)		69,409,393

Total Investments - 99.7%
(Cost $52,983,310)		$69,409,393

Percentages are based on Net Assets of $69,587,916.

(1)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

ETF — Exchange-Traded Fund

As of April 30, 2026, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
U.S. LARGE CAP EQUITY ETF
April 30, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS

EXCHANGE-TRADED FUNDS — 99.8%

	Shares	Value
Equity — 99.8%
GMO US Quality ETF	91,986	$3,664,722
iShares U.S. Equity Factor ETF (1)	185,889	13,376,572
JPMorgan Active Growth ETF (1)	86,452	8,096,230
JPMorgan Active Value ETF (1)	143,581	10,956,666
T Rowe Price Capital Appreciation Equity ETF (1)	201,917	7,931,300
T Rowe Price US Equity Research ETF (1)	409,180	18,593,139
Vanguard Dividend Appreciation ETF (1)	37,374	8,547,808
		71,166,437
Total Exchange-Traded Funds
(Cost $63,156,783)		71,166,437

Total Investments - 99.8%
(Cost $63,156,783)		$71,166,437

Percentages are based on Net Assets of $71,340,584.

(1)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

ETF — Exchange-Traded Fund

As of April 30, 2026, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
April 30, 2026
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Frontier Asset Absolute Return ETF	Frontier Asset Core Bond ETF	Frontier Asset Opportunistic Credit ETF
Assets:
Investments, at Value (Cost $11,188,659, $39,903,153 and $32,435,223)	$12,717,824	$40,390,485	$32,954,283
Cash	72,667	331,931	227,460
Dividend and Interest Receivable	1,750	–	–
Total Assets	12,792,241	40,722,416	33,181,743
Liabilities:
Payable to Investment Adviser	4,527	48,793	12,188
Total Liabilities	4,527	48,793	12,188
Commitments and Contingencies†
Net Assets	$12,787,714	$40,673,623	$33,169,555
Net Assets Consist of:
Paid-in Capital	$11,162,649	$39,980,766	$32,553,986
Total Distributable Earnings	1,625,065	692,857	615,569
Net Assets	$12,787,714	$40,673,623	$33,169,555
Shares:
Net Assets	$12,787,714	$40,673,623	$33,169,555
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	440,000	1,600,000	1,300,000
Net Asset Value, Offering and Redemption Price Per Share	$29.06	$25.42	$25.52

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
April 30, 2026
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Frontier Asset Global Small Cap Equity ETF	Frontier Asset Total International Equity ETF	Frontier Asset U.S. Large Cap Equity ETF
Assets:
Investments, at Value (Cost $45,830,074, $52,983,310 and $63,156,783)	$59,053,912	$69,409,393	$71,166,437
Cash	264,255	205,038	201,727
Total Assets	59,318,167	69,614,431	71,368,164
Liabilities:
Payable to Investment Adviser	21,741	26,515	27,580
Total Liabilities	21,741	26,515	27,580
Commitments and Contingencies†
Net Assets	$59,296,426	$69,587,916	$71,340,584
Net Assets Consist of:
Paid-in Capital	$43,697,940	$52,395,594	$62,175,233
Total Distributable Earnings	15,598,486	17,192,322	9,165,351
Net Assets	$59,296,426	$69,587,916	$71,340,584
Shares:
Net Assets	$59,296,426	$69,587,916	$71,340,584
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,760,000	1,980,000	2,390,000
Net Asset Value, Offering and Redemption Price Per Share	$33.69	$35.15	$29.85

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
For the Six Months Ended
April 30, 2026
(Unaudited)

STATEMENTS OF OPERATIONS

	Frontier Asset Absolute Return ETF	Frontier Asset Core Bond ETF	Frontier Asset Opportunistic Credit ETF
Investment Income:
Dividends	$313,813	$1,021,491	$824,361
Interest	1,336	5,824	3,715
Total Investment Income	315,149	1,027,315	828,076
Expenses:
Investment Advisory Fees	35,001	130,329	103,169
Excise Tax Fees	940	36,594	–
Total Expenses	35,941	166,923	103,169
Net Expenses	35,941	166,923	103,169
Net Investment Income	279,208	860,392	724,907
Net Realized Gain (Loss) on:
Investments(1)	55,019	77,720	76,536
Net Realized Gain	55,019	77,720	76,536
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	849,494	(525,860)	(483,160)
Net Change in Unrealized Appreciation (Depreciation)	849,494	(525,860)	(483,160)
Net Realized and Unrealized Gain (Loss)	904,513	(448,140)	(406,624)
Net Increase in Net Assets Resulting from Operations	$1,183,721	$412,252	$318,283

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
For the Six Months Ended
April 30, 2026
(Unaudited)

STATEMENTS OF OPERATIONS

	Frontier Asset Global Small Cap Equity ETF	Frontier Asset Total International Equity ETF	Frontier Asset U.S. Large Cap Equity ETF
Investment Income:
Dividends	$643,113	$828,205	$332,350
Interest	3,128	3,586	4,465
Total Investment Income	646,241	831,791	336,815
Expenses:
Investment Advisory Fees	182,345	178,729	183,888
Excise Tax Fees	–	842	168
Total Expenses	182,345	179,571	184,056
Net Expenses	182,345	179,571	184,056
Net Investment Income	463,896	652,220	152,759
Net Realized Gain (Loss) on:
Investments(1)	2,584,446	763,076	1,180,426
Net Realized Gain	2,584,446	763,076	1,180,426
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	5,825,492	6,812,594	2,075,818
Net Change in Unrealized Appreciation (Depreciation)	5,825,492	6,812,594	2,075,818
Net Realized and Unrealized Gain	8,409,938	7,575,670	3,256,244
Net Increase in Net Assets Resulting from Operations	$8,873,834	$8,227,890	$3,409,003

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Frontier Asset Absolute Return ETF
	For the Six Months Ended, April 30, 2026 (Unaudited)	Period Ended, October 31, 2025(1)
Operations:
Net Investment Income	$279,208	$191,681
Net Realized Gain (2)	55,019	33,002
Net Change in Unrealized Appreciation	849,494	679,671
Net Increase in Net Assets Resulting From Operations	1,183,721	904,354
Distributions:	(255,830)	(169,660)
Total Distributions	(255,830)	(169,660)
Capital Share Transactions:
Shares
Issued	860,008	13,337,102
Redeemed	(556,787)	(2,515,194)
Net Shares Transactions	303,221	10,821,908
Net Increase in Net Assets From Capital Share Transactions	303,221	10,821,908
Total Increase in Net Assets	1,231,112	11,556,602
Net Assets:
Beginning of Period	11,556,602	–
End of Period	$12,787,714	$11,556,602

(1)	Commenced operations on December 19, 2024.

(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Frontier Asset Core Bond ETF
	For the Six Months Ended, April 30, 2026 (Unaudited)	Period Ended, October 31, 2025(1)
Operations:
Net Investment Income	$860,392	$1,508,676
Net Realized Gain (2)	77,720	121,423
Net Change in Unrealized Appreciation (Depreciation)	(525,860)	1,013,192
Net Increase in Net Assets Resulting From Operations	412,252	2,643,291
Distributions:	(932,976)	(1,308,266)
Total Distributions	(932,976)	(1,308,266)
Capital Share Transactions:
Shares
Issued	1,791,653	62,330,776
Redeemed	(4,584,955)	(19,678,152)
Net Shares Transactions	(2,793,302)	42,652,624
Net Increase (Decrease) in Net Assets From Capital Share Transactions	(2,793,302)	42,652,624
Total Increase (Decrease) in Net Assets	(3,314,026)	43,987,649
Net Assets:
Beginning of Period	43,987,649	–
End of Period	$40,673,623	$43,987,649

(1)	Commenced operations on December 19, 2024.

(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Frontier Asset Opportunistic Credit ETF
	For the Six Months Ended, April 30, 2026 (Unaudited)	Period Ended, October 31, 2025(1)
Operations:
Net Investment Income	$724,907	$1,133,528
Net Realized Gain (Loss) (2)	76,536	(54,925)
Net Change in Unrealized Appreciation (Depreciation)	(483,160)	1,002,220
Net Increase in Net Assets Resulting From Operations	318,283	2,080,823
Distributions:	(735,331)	(1,002,933)
Total Distributions	(735,331)	(1,002,933)
Capital Share Transactions:
Shares
Issued	2,590,101	41,066,785
Redeemed	(3,341,920)	(7,806,253)
Net Shares Transactions	(751,819)	33,260,532
Net Increase (Decrease) in Net Assets From Capital Share Transactions	(751,819)	33,260,532
Total Increase (Decrease) in Net Assets	(1,168,867)	34,338,422
Net Assets:
Beginning of Period	34,338,422	–
End of Period	$33,169,555	$34,338,422

(1)	Commenced operations on December 19, 2024.

(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Frontier Asset Global Small Cap Equity ETF
	For the Six Months Ended, April 30, 2026 (Unaudited)	Period Ended, October 31, 2025(1)
Operations:
Net Investment Income	$463,896	$441,315
Net Realized Gain (2)	2,584,446	1,111,246
Net Change in Unrealized Appreciation	5,825,492	7,398,346
Net Increase in Net Assets Resulting From Operations	8,873,834	8,950,907
Distributions:	(498,564)	(441,315)
Return of Capital:	–	(39,617)
Total Distributions	(498,564)	(480,932)
Capital Share Transactions:
Shares
Issued	2,896,908	71,150,444
Redeemed	(12,259,336)	(19,336,835)
Net Shares Transactions	(9,362,428)	51,813,609
Net Increase (Decrease) in Net Assets From Capital Share Transactions	(9,362,428)	51,813,609
Total Increase (Decrease) in Net Assets	(987,158)	60,283,584
Net Assets:
Beginning of Period	60,283,584	–
End of Period	$59,296,426	$60,283,584

(1)	Commenced operations on December 19, 2024.

(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Frontier Asset Total International Equity ETF
	For the Six Months Ended, April 30, 2026 (Unaudited)	Period Ended, October 31, 2025(1)
Operations:
Net Investment Income	$652,220	$545,691
Net Realized Gain (2)	763,076	673,723
Net Change in Unrealized Appreciation	6,812,594	9,613,489
Net Increase in Net Assets Resulting From Operations	8,227,890	10,832,903
Distributions:	(649,054)	(547,841)
Return of Capital:	–	(46,990)
Total Distributions	(649,054)	(594,831)
Capital Share Transactions:
Shares
Issued	9,852,197	56,052,877
Redeemed	(3,335,109)	(10,798,957)
Net Shares Transactions	6,517,088	45,253,920
Net Increase in Net Assets From Capital Share Transactions	6,517,088	45,253,920
Total Increase in Net Assets	14,095,924	55,491,992
Net Assets:
Beginning of Period	55,491,992	–
End of Period	$69,587,916	$55,491,992

(1)	Commenced operations on December 19, 2024.

(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Frontier Asset U.S. Large Cap Equity ETF
	For the Six Months Ended, April 30, 2026 (Unaudited)	Period Ended, October 31, 2025(1)
Operations:
Net Investment Income	$152,759	$8,321
Net Realized Gain (2)	1,180,426	121,457
Net Change in Unrealized Appreciation	2,075,818	5,933,836
Net Increase in Net Assets Resulting From Operations	3,409,003	6,063,614
Distributions:	(177,488)	(8,332)
Return of Capital:	–	(7,074)
Total Distributions	(177,488)	(15,406)
Capital Share Transactions:
Shares
Issued	22,997,489	52,675,430
Redeemed	(11,596,518)	(2,015,540)
Net Shares Transactions	11,400,971	50,659,890
Net Increase in Net Assets From Capital Share Transactions	11,400,971	50,659,890
Total Increase in Net Assets	14,632,486	56,708,098
Net Assets:
Beginning of Period	56,708,098	–
End of Period	$71,340,584	$56,708,098

(1)	Commenced operations on December 19, 2024.

(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
ABSOLUTE RETURN ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period

	For the Six Months Ended April 30, 2026 (Unaudited)		Period Ended October 31, 2025(1)
Net Asset Value, Beginning of Period	$26.88		$25.00
Income from Investment Operations:
Net Investment Income*	0.66		0.45
Net Realized and Unrealized Gain	2.12		1.82
Total from Investment Operations	2.78		2.27
Dividends and Distributions:
Net Investment Income	(0.60)		(0.39)
Total Dividends and Distributions	(0.60)		(0.39)
Net Asset Value, End of Period	$29.06		$26.88
Total Return†	10.50%		9.16%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$12,788		$11,557
Ratio of Expenses to Average Net Assets(2)	0.62	%††(3)	0.60	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.62	%††(3)	0.60	%††
Ratio of Net Investment Income to Average Net Assets (4)	4.79	%††	2.03	%††
Portfolio Turnover Rate	–	%‡	3	%‡

*	Per share data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

‡	Portfolio turnover is for the period indicated and has not been annualized.

(1)	Commenced operations on December 19, 2024.

(2)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(3)	The expense ratio includes an excise tax fee expense. Had this expense been excluded the ratio would have been 0.60%.

(4)

Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
CORE BOND ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period

	For the Six Months Ended April 30, 2026 (Unaudited)		Period Ended October 31, 2025(1)
Net Asset Value, Beginning of Period	$25.72		$25.00
Income from Investment Operations:
Net Investment Income*	0.50		0.86
Net Realized and Unrealized Gain (Loss)	(0.25)		0.61
Total from Investment Operations	0.25		1.47
Dividends and Distributions:
Net Investment Income	(0.55)		(0.75)
Total Dividends and Distributions	(0.55)		(0.75)
Net Asset Value, End of Period	$25.42		$25.72
Total Return†	0.96%		5.93%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$40,674		$43,988
Ratio of Expenses to Average Net Assets(2)	0.77	%††(3)	0.60	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.77	%††(3)	0.60	%††
Ratio of Net Investment Income to Average Net Assets (4)	3.96	%††	3.87	%††
Portfolio Turnover Rate	–	%‡	5	%‡

*	Per share data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

‡	Portfolio turnover is for the period indicated and has not been annualized.

(1)	Commenced operations on December 19, 2024.

(2)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(3)	The expense ratio includes an excise tax fee expense. Had this expense been excluded the ratio would have been 0.60%.

(4)

Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
OPPORTUNISTIC CREDIT ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period

	For the Six Months Ended April 30, 2026 (Unaudited)		Period Ended October 31, 2025(1)
Net Asset Value, Beginning of Period	$25.82		$25.00
Income from Investment Operations:
Net Investment Income*	0.54		0.85
Net Realized and Unrealized Gain (Loss)	(0.30)		0.72
Total from Investment Operations	0.24		1.57
Dividends and Distributions:
Net Investment Income	(0.54)		(0.75)
Total Dividends and Distributions	(0.54)		(0.75)
Net Asset Value, End of Period	$25.52		$25.82
Total Return†	0.93%		6.35%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$33,170		$34,338
Ratio of Expenses to Average Net Assets(2)	0.60	%††	0.60	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.60	%††	0.60	%††
Ratio of Net Investment Income to Average Net Assets (3)	4.22	%††	3.86	%††
Portfolio Turnover Rate	4	%‡	25	%‡

*	Per share data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

‡	Portfolio turnover is for the period indicated and has not been annualized.

(1)	Commenced operations on December 19, 2024.

(2)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(3)

Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
GLOBAL SMALL CAP EQUITY ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period

	For the Six Months Ended April 30, 2026 (Unaudited)		Period Ended October 31, 2025(1)
Net Asset Value, Beginning of Period	$29.26		$25.00
Income from Investment Operations:
Net Investment Income*	0.24		0.20
Net Realized and Unrealized Gain	4.43		4.29
Total from Investment Operations	4.67		4.49
Dividends and Distributions:
Net Investment Income	(0.24)		(0.21)
Return of Capital	—		(0.02)
Total Dividends and Distributions	(0.24)		(0.23)
Net Asset Value, End of Period	$33.69		$29.26
Total Return†	16.06%		18.03%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$59,296		$60,284
Ratio of Expenses to Average Net Assets(2)	0.60	%††	0.60	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.60	%††	0.60	%††
Ratio of Net Investment Income to Average Net Assets (3)	1.53	%††	0.88	%††
Portfolio Turnover Rate	3	%‡	5	%‡

*	Per share data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

‡	Portfolio turnover is for the period indicated and has not been annualized.

(1)	Commenced operations on December 19, 2024.

(2)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(3)

Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
TOTAL INTERNATIONAL EQUITY ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period

	For the Six Months Ended April 30, 2026 (Unaudited)		Period Ended October 31, 2025(1)
Net Asset Value, Beginning of Period	$31.00		$25.00
Income from Investment Operations:
Net Investment Income*	0.36		0.31
Net Realized and Unrealized Gain	4.15		6.02
Total from Investment Operations	4.51		6.33
Dividends and Distributions:
Net Investment Income	(0.36)		(0.30)
Return of Capital	—		(0.03)
Total Dividends and Distributions	(0.36)		(0.33)
Net Asset Value, End of Period	$35.15		$31.00
Total Return†	14.68%		25.42%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$69,588		$55,492
Ratio of Expenses to Average Net Assets(2)	0.60	%††	0.60	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.60	%††	0.60	%††
Ratio of Net Investment Income to Average Net Assets (3)	2.19	%††	1.28	%††
Portfolio Turnover Rate	5	%‡	5	%‡

*	Per share data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

‡	Portfolio turnover is for the period indicated and has not been annualized.

(1)	Commenced operations on December 19, 2024.

(2)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(3)

Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
U.S. LARGE CAP EQUITY ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period

	For the Six Months Ended April 30, 2026 (Unaudited)		Period Ended October 31, 2025(1)
Net Asset Value, Beginning of Period	$28.50		$25.00
Income from Investment Operations:
Net Investment Income*	0.07		—
Net Realized and Unrealized Gain	1.37		3.51
Total from Investment Operations	1.44		3.51
Dividends and Distributions:
Net Investment Income	(0.09)		(0.01)
Return of Capital	—		—	^
Total Dividends and Distributions	(0.09)		(0.01)
Net Asset Value, End of Period	$29.85		$28.50
Total Return†	5.06%		14.04%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$71,341		$56,708
Ratio of Expenses to Average Net Assets(2)	0.60	%††	0.60	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.60	%††	0.60	%††
Ratio of Net Investment Income to Average Net Assets (3)	0.50	%††	0.02	%††
Portfolio Turnover Rate	18	%‡	–	%‡

*	Per share data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

‡	Portfolio turnover is for the period indicated and has not been annualized.

^	Less than $0.005.

(1)	Commenced operations on December 19, 2024.

(2)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(3)

Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
April 30, 2026
(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.  Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts statutory trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with 24 funds. The financial statements herein are those of the Frontier Asset Absolute Return ETF, Frontier Asset Core Bond ETF, Frontier Asset Opportunistic Credit ETF, Frontier Asset Global Small Cap Equity ETF, Frontier Asset Total International Equity ETF and Frontier Asset U.S. Large Cap Equity ETF (each a “Fund” and collectively, the “Funds”). The investment objective of the Frontier Asset Absolute Return ETF, Frontier Asset Global Small Cap Equity ETF, Frontier Asset Total International Equity ETF and Frontier Asset U.S. Large Cap Equity ETF seeks to achieve long-term total return. The investment objective of the Frontier Asset Core Bond ETF and Frontier Asset Opportunistic Credit ETF seeks to provide high income consistent with the preservation of capital. The Funds operate as exchange traded funds (“ETF”). Frontier Asset Management, LLC serves as the Funds’ investment adviser (the “Adviser”). Exchange Traded Concepts, LLC serves as the trading sub-adviser to the Funds (the “Sub-Adviser”). The Funds commenced operations on December 19, 2024. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the "Exchange"). Market prices for shares of the Funds may be different from their net asset value ("NAV"). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, called "Creation Units". Transactions for the Funds are generally conducted in exchange for the deposit or delivery of cash. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2.  Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. Each Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Redeemable securities issued by open-end investment companies are valued at the investment company's applicable Net Asset Value ("NAV") per share, with the exception of ETFs, which are priced as equity securities. These open-end investment companies' shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company's NAV is determined.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
April 30, 2026
(Unaudited)

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser's pricing procedures, etc.); and

•	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classifications, refer to the Funds’ Schedules of Investments.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
April 30, 2026
(Unaudited)

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash and Cash Equivalents — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — Each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

Deferred Offering Costs — Offering costs of the Funds, including costs of printing the initial prospectus, legal, and registration fees, are amortized to expense over a twelve month period. As of April 30, 2026, the Frontier Asset Absolute Return ETF, Frontier Asset Core Bond ETF, Frontier Asset Opportunistic Credit ETF, Frontier Asset Global Small Cap Equity ETF, Frontier Asset Total International Equity ETF and Frontier Asset U.S. Large Cap Equity ETF had $8,167, $8,167, $8,167, $8,167, $8,167, and $8,167, respectively, remaining to be amortized.

Creation Units — The Funds issue and redeem Shares at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for the Funds is a Creation Unit of 10,000 Shares, or multiples thereof). Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

Segment Reporting — The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ Principal Executive Officer and Principal Financial Officer act as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is predetermined in accordance with the Funds’ single investment objective which is executed by the Funds’ portfolio manager. The financial information in the form of the Funds’ schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

3.  Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.  Administration, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2026, the admin fees incurred by the Funds were paid by the Adviser in accordance with the advisory agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Brown Brothers Harriman & Co. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
April 30, 2026
(Unaudited)

5.  Investment Advisory Agreement:

The Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, non-routine expenses, and distribution and service fees and expenses paid by the Funds under any plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, and other non-routine or extraordinary expenses.

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.60% of each Fund’s average daily net assets.

The Adviser and the Sub-Adviser have entered into an investment sub-advisory agreement with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities on behalf of each Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of each Fund’s portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board.

For its services, the Sub-Adviser is entitled to a fee from the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.04% based on the average daily net assets of each Fund up to $1 billion and 0.03% based on the average daily net assets of each Fund when assets exceed $1 billion, subject to a minimum annual fee of $20,000 for the first ETF, a $15,000 minimum for the second through fourth ETF and a $10,000 minimum for the fifth and sixth ETF.

6.  Investment Transactions:

For the six months ended April 30, 2026, the Frontier Asset Absolute Return ETF has no purchases or sales in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $855,460 and in-kind redemptions of $554,426, respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $55,019.

For the six months ended April 30, 2026, the Frontier Asset Core Bond ETF has no purchases and sales of $199,734 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $1,781,311 and in-kind redemptions of $4,548,069, respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $78,767.

For the six months ended April 30, 2026, the Frontier Asset Opportunistic Credit ETF made purchases of $ 1,340,229 and sales of $1,517,165 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $2,564,275 and in-kind redemptions of $3,315,261, respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $81,460.

For the six months ended April 30, 2026, the Frontier Asset Small Cap Equity ETF made purchases of $1,999,523 and sales of $2,420,633 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $2,893,774 and in-kind redemptions of $11,992,296, respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $2,618,013.

For the six months ended April 30, 2026, the Frontier Asset Total International Equity ETF made purchases of $2,791,024 and sales of $3,187,137 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $9,825,253 and in-kind redemptions of $2,973,953, respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $755,160.

For the six months ended April 30, 2026, the Frontier Asset U.S. Large Cap Equity ETF made purchases of $10,969,325 and sales of $10,864,902 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $22,906,092 and in-kind redemptions of $11,496,595, respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $1,232,816.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
April 30, 2026
(Unaudited)

7.  Share Transactions:

	For the Six Months Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025
Frontier Asset Absolute Return ETF
Issued	30,000	530,000
Redeemed	(20,000)	(100,000)
Total Frontier Asset Absolute Return ETF Shares Transactions	10,000	430,000

Frontier Asset Core Bond ETF
Issued	70,000	2,490,000
Redeemed	(180,000)	(780,000)
Total Frontier Asset Core Bond ETF Shares Transactions	(110,000)	1,710,000

Frontier Asset Opportunistic Credit ETF
Issued	100,000	1,640,000
Redeemed	(130,000)	(310,000)
Total Frontier Asset Opportunistic Credit ETF Shares Transactions	(30,000)	1,330,000

Frontier Asset Global Small Cap Equity ETF
Issued	90,000	2,810,000
Redeemed	(390,000)	(750,000)
Total Frontier Asset Global Small Cap Equity ETF Shares Transactions	(300,000)	2,060,000

Frontier Asset Total International Equity ETF
Issued	290,000	2,190,000
Redeemed	(100,000)	(400,000)
Total Frontier Asset Total International Equity ETF Shares Transactions	190,000	1,790,000

Frontier Asset U.S. Large Cap Equity ETF
Issued	800,000	2,070,000
Redeemed	(400,000)	(80,000)
Total Frontier Asset U.S. Large Cap Equity ETF Shares Transactions	400,000	1,990,000

8.  Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to Distributable Earnings (Accumulated Losses) or Paid-in Capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the period ended October 31, 2025, were as follows:

	Ordinary Income	Return of Capital	Total
Frontier Asset Absolute Return ETF
2025	$169,660	$—	$169,660
Frontier Asset Core Bond ETF
2025	1,308,266	—	1,308,266
Frontier Asset Opportunistic Credit ETF
2025	1,002,933	—	1,002,933
Frontier Asset Global Small Cap Equity ETF
2025	441,315	39,617	480,932
Frontier Asset Total International Equity ETF
2025	547,841	46,990	594,831
Frontier Asset U.S. Large Cap Equity ETF
2025	8,332	7,074	15,406

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
April 30, 2026
(Unaudited)

As of October 31, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Frontier Asset Absolute Return ETF	Frontier Asset Core Bond ETF	Frontier Asset Opportunistic Credit ETF	Frontier Asset Global Small Cap Equity ETF	Frontier Asset Total International Equity ETF	Frontier Asset U.S. Large Cap Equity ETF
Undistributed Ordinary Income	$22,148	$202,776	$130,594	$–	$–	$–
Capital Loss Carryforwards	(4,645)	(2,386)	(100,198)	(175,130)	–	–
Unrealized Appreciation	679,671	1,013,192	1,002,220	7,398,346	9,613,489	5,933,836
Other Temporary Differences	–	(1)	1	–	(3)	–
Total Distributable Earnings	$697,174	$1,213,581	$1,032,617	$7,223,216	$9,613,486	$5,933,836

For Federal income tax purposes during the period ended October 31, 2025, capital loss carryforwards may be carried forward and applied against future capital gains. Losses carried forward are as follows:

	Short-Term Loss	Long-Term Loss	Total
Frontier Asset Absolute Return ETF	$4,645	$—	$4,645
Frontier Asset Core Bond ETF	2,386	—	2,386
Frontier Asset Opportunistic Credit ETF	100,198	—	100,198
Frontier Asset Global Small Cap Equity ETF	175,130	—	175,130

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by the Funds at April 30, 2026, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Frontier Asset Absolute Return ETF	$11,188,659	$1,532,441	$(3,276)	$1,529,165
Frontier Asset Core Bond ETF	39,903,153	496,087	(8,755)	487,332
Frontier Asset Opportunistic Credit ETF	32,435,223	519,060	—	519,060
Frontier Asset Global Small Cap Equity ETF	45,830,074	13,223,838	—	13,223,838
Frontier Asset Total International Equity ETF	52,983,310	16,426,083	—	16,426,083
Frontier Asset U.S. Large Cap Equity ETF	63,156,783	8,009,654	—	8,009,654

9.  Concentration of Risks:

As with all exchange traded funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

ACTIVE MANAGEMENT RISK (All Funds) — The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds’ investments may prove to be incorrect. If the investments selected and strategies employed by the Funds fail to produce the intended results, the Funds could underperform in comparison to their benchmark index or other funds with similar objectives and investment strategies.

ASSET-BACKED SECURITIES RISK (Absolute Return ETF, Core Bond ETF, Opportunistic Credit ETF) — Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

BANK LOANS RISK (Absolute Return ETF, Opportunistic Credit ETF) — Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in high yield bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Funds hold a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that collateral securing a loan, if any, may be insufficient or unavailable to the Funds, and that the Funds’ rights to collateral may be limited by bankruptcy or insolvency laws. Bank loans may not be considered “securities,” and purchasers, such as the Funds, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
April 30, 2026
(Unaudited)

COLLATERALIZED LOAN OBLIGATIONS (“CLOs”) RISK (Absolute Return ETF, Opportunistic Credit ETF) — Collateralized loan obligations are generally subject to credit, interest rate, prepayment and extension, valuation and liquidity risks, which are described elsewhere in this section. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. CLOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest of other payments, (ii) the collateral may decline in value or default, (iii) the Funds may invest in obligations that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

COLLATERALIZED MORTGAGE OBLIGATIONS (“CMOs”) RISK (Absolute Return ETF) — CMOs exhibit similar risks to those of mortgage-backed securities but also present certain special risks. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. As market conditions change, however, particularly during periods of rapid or unanticipated changes in interest rates, the ability of a CMO tranche to provide the anticipated investment characteristics and performance may be significantly reduced. These changes may result in volatility in the market value, and in some instances reduced liquidity, of the CMO tranche.

COMMERCIAL MORTGAGE-BACKED SECURITIES RISK (Absolute Return ETF, Core Bond ETF, Opportunistic Credit ETF) — Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

COMMERCIAL PAPER RISK (Absolute Return ETF, Core Bond ETF, Opportunistic Credit ETF) — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

COMMODITIES RISK (Absolute Return ETF) — Commodities include, among other things, energy products, agricultural products, metals and oil. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, metals, oil, and agriculture sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies.

CONVERTIBLE SECURITIES RISK (Absolute Return ETF, Opportunistic Credit ETF) — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

CORPORATE FIXED INCOME SECURITIES RISK (Absolute Return ETF, Core Bond ETF, Opportunistic Credit ETF) — Corporate fixed-income securities are fixed-income securities issued by public and private businesses. Corporate fixed-income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security.

CREDIT RISK (Absolute Return ETF, Core Bond ETF, Opportunistic Credit ETF) — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK (Absolute Return ETF) — The Funds may have exposure to foreign currencies. Foreign currencies may decline in value relative to the U.S. dollar, resulting in the dollar value of an investment in the Funds being adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments or central banks, or by the imposition of currency controls or other political developments in the United States or abroad. Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult.

DEPOSITARY RECEIPTS RISK (Global Small Cap Equity ETF, Total International Equity ETF) — Depositary receipts, such as ADRs, GDRs and EDRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

DERIVATIVES RISK (Absolute Return ETF) — An underlying ETF’s use of futures contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
April 30, 2026
(Unaudited)

Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the underlying ETF. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the underlying ETF would like. Swaps are also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that a security may be difficult to value. Each of these risks could cause an underlying ETF in which the Fund invests to lose more than the principal amount invested in a derivative instrument, which in turn could cause losses for the Fund.

EMERGING MARKETS SECURITIES RISK (Absolute Return ETF, Global Small Cap Equity ETF, Total International Equity ETF) — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

EQUITY RISK (Absolute Return ETF, Global Small Cap Equity ETF, Total International Equity ETF, U.S. Large Cap Equity ETF) — Since it purchases equity securities, the Funds are subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Funds’ securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. A variety of factors can lead to volatility in local, regional, or global markets, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes, and substantial economic downturn or recessions. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

ETF RISKS (All Funds) — The Funds are ETFs and, as a result of this structure, they are exposed to the following risks:

CASH TRANSACTIONS RISK — Like other ETFs, the Funds sell and redeem their shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Funds expect to effect its creations and redemptions at least partially for cash, rather than in-kind securities. Thus, an investment in the Funds may be less tax-efficient than an investment in other ETFs as the Funds may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Funds may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds at least partially in cash rather than through in-kind delivery of portfolio securities may require the Funds to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK — Because the Funds are an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

TRADING RISK — Shares of the Funds may trade on the Exchange above or below their NAV. The NAV of shares of the Funds will fluctuate with changes in the market value of the Funds’ holdings. In addition, although the Funds’ shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Funds inadvisable.

FIXED-INCOME SECURITIES RISK (Absolute Return ETF, Core Bond ETF, Opportunistic Credit ETF) — The prices of the Funds’ fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds’ fixed-income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets.

FOREIGN COMPANY RISK (Absolute Return ETF, Global Small Cap Equity ETF, Total International Equity ETF, U.S. Large Cap Equity ETF) — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Funds’ portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Funds to sell such investments at inopportune times, which could result in losses to the Funds.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
April 30, 2026
(Unaudited)

FOREIGN CURRENCY RISK (Absolute Return ETF, Global Small Cap Equity ETF, Total International Equity ETF) — As a result of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Funds would be adversely affected.

FOREIGN GOVERNMENT AGENCIES RISK (Absolute Return ETF, Opportunistic Credit ETF) — Bonds issued by government agencies, subdivisions or instrumentalities of foreign governments are generally backed only by the general creditworthiness and reputation of the entity issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign government agency’s operations and financial condition are influenced by the foreign government’s economic and other policies.

GROWTH INVESTMENT STYLE RISK (Global Small Cap Equity ETF, Total International Equity ETF, U.S. Large Cap Equity ETF) — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

HIGH YIELD BOND RISK (Absolute Return ETF, Opportunistic Credit ETF) — High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

INFLATION LINKED SECURITIES RISK (Absolute Return ETF, Opportunistic Credit ETF) — Inflation linked securities, including TIPS, are fixed income securities for which the principal and/or interest income paid is linked to inflation rates. The relationship between an inflation linked security and its associated inflation index affects both the sum the Funds are paid when the security matures and the amount of interest that the security pays the Funds. With inflation (a rise in the index), the principal of the security increases. With deflation (a drop in the index), the principal of the security decreases. Inflation protected securities pay interest at a fixed rate. Because the rate is applied to the adjusted principal, however, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. At the maturity of a security, the Funds receive the adjusted principal or the original principal, whichever is greater.

INFLATION PROTECTED SECURITIES RISK (Core Bond ETF) — Inflation protected securities, including TIPS, are fixed income securities for which the principal and/or interest income paid is linked to inflation rates. The relationship between an inflation protected security and its associated inflation index affects both the sum the Funds are paid when the security matures and the amount of interest that the security pays the Funds. With inflation (a rise in the index), the principal of the security increases. With deflation (a drop in the index), the principal of the security decreases. Inflation protected securities pay interest at a fixed rate. Because the rate is applied to the adjusted principal, however, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. At the maturity of a security, the Funds receive the adjusted principal or the original principal, whichever is greater.

INTEREST RATE RISK (Absolute Return ETF, Core Bond ETF, Opportunistic Credit ETF) — The risk that a change in interest rates will cause a fall in the value of fixed-income securities, including U.S. Government securities, in which the Funds invest. Generally the value of the Funds’ fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Funds.

INVESTING IN THE UNITED STATES RISK (Core Bond ETF, Opportunistic Credit ETF, U.S. Large Cap Equity ETF) — The Funds focus their investments in the United States. As a result, the Funds may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States, and may be subject to greater price volatility and risk of loss, than a fund holding more geographically diverse investments.

INVESTMENT IN OTHER INVESTMENT COMPANIES RISK (All Funds) — Because the Funds invest in other investment companies, such as ETFs, the Funds will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Funds rely on that investment company to achieve their investment objectives. If the investment company fails to achieve its objective, the value of the Funds’ investment could decline, which could adversely affect the Funds’ performance. By investing in another investment company, Fund shareholders indirectly bear the Funds’ proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Funds’ own operations. The Funds do not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Funds’ ability to invest in other investment companies.

LARGE CAPITALIZATION RISK (Total International Equity ETF, U.S. Large Cap Equity ETF) — If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
April 30, 2026
(Unaudited)

LARGE CAPITALIZATION COMPANY RISK (Absolute Return ETF) — The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

LIQUIDITY RISK (Absolute Return ETF, Core Bond ETF, Opportunistic Credit ETF, Global Small Cap Equity ETF, Total International Equity ETF) — Certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Funds management or performance.

MID-CAPITALIZATION COMPANY RISK (Global Small Cap Equity ETF, Total International Equity ETF, U.S. Large Cap Equity ETF) — The risk that mid-capitalization companies in which the Funds may invest may have greater price volatility, lower trading volume and be more vulnerable to adverse business or economic events than larger, more established companies. In addition, mid-capitalization companies may have narrow product lines, smaller shares of their product or service markets and fewer financial resources than large capitalization companies.

MONEY MARKET INSTRUMENTS RISK (Absolute Return ETF, Core Bond ETF, Opportunistic Credit ETF) — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Funds to lose money by investing in these and other types of money market funds. The regulations governing money market funds were recently amended in July, 2023, and their implementation and interpretation, as well as enforcement, may affect the manner of operation, performance and/or yield of money market funds.

MORTGAGE-BACKED SECURITIES RISK (Opportunistic Credit ETF) — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. “To-be-announced” transactions (“TBA Transactions”) involve the additional risk that the value of the mortgage-backed securities to be purchased declines prior to settlement date or the counterparty does not deliver the securities as promised.

MUNICIPAL SECURITIES RISK (Absolute Return ETF, Opportunistic Credit ETF) — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments.

NON-U.S. GOVERNMENT SECURITIES RISK (Absolute Return ETF, Opportunistic Credit ETF) — Foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

PREFERRED STOCK RISK (Absolute Return ETF, Global Small Cap Equity ETF, Total International Equity ETF) — Preferred stocks in which the Funds may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

PREPAYMENT AND EXTENSION RISK (Absolute Return ETF, Core Bond ETF, Opportunistic Credit ETF) — When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Funds may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Funds’ assets tied up in lower interest debt obligations.

REITs RISK (Absolute Return ETF, U.S. Large Cap Equity ETF) — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Funds. Accordingly, the Funds’ investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Funds expenses. REIT operating expenses are not reflected in the fee table and example in the prospectus.

RESIDENTIAL MORTGAGE-BACKED SECURITIES RISK (Absolute Return ETF, Core Bond ETF, Opportunistic Credit ETF) — Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage re-financings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
April 30, 2026
(Unaudited)

SMALL- AND MID-CAPITALIZATION COMPANY RISK (Absolute Return ETF, Global Small Cap Equity ETF) — The small- and mid-capitalization companies in which the Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

U.S. GOVERNMENT SECURITIES RISK (Absolute Return ETF, Core Bond ETF, Opportunistic Credit ETF) — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

VALUATION RISK (All Funds) — The risk that a security may be difficult to value. The Funds may value certain securities at a price higher or lower than the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid.

VALUE INVESTMENT STYLE RISK (Global Small Cap Equity ETF, Total International Equity ETF, U.S. Large Cap Equity ETF) — An investment in value stocks presents the risk that the stocks may never reach what the Adviser or a sub-adviser believes are their full market values, either because the market fails to recognize what the Adviser or a sub-adviser considers to be the companies’ true business values or because the Adviser or sub-adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

10.  Other:

At April 30, 2026, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Fund). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

11.  Recent Accounting Pronouncement:

The Funds adopted FASB Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of ASU 2023-09 impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of their operations.

12.  Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
April 30, 2026
(Unaudited)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees. The Adviser pays the Trustee fees under a unitary management fee structure. More information about Trustee compensation can be found in the fund’s Statement of Additional Information (the “SAI”) under “Trustees and Officers of the Trust”.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Frontier ETFs

c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

1-877-776-3629

Investment Adviser:

Frontier Asset Management, LLC

50 East Loucks Street, Suite 201

Sheridan, Wyoming 82801

Investment Sub-Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, Oklahoma 73120

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Fund described. Investors should read it carefully before investing or sending money.

FRT-SA-001-0200

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)   Not applicable.

(b)   Not applicable.

Item 19. Exhibits.

(a)(1)      Not applicable.

(a)(2)      Not applicable.

(a)(3)      A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)      Not applicable.

(a)(5)      Not applicable.

(b)      Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 6, 2026